Other Current Financial Assets (Details) - Schedule of Other Current Financial Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Financial Assets [Abstract]
Deposits	$ 300	$ 305
Advances for network acquisition	3,861,945	2,203,240
Loans and advances to related parties	17,539	35,598
Other loans and advances	343,173	290,433
Total	$ 4,222,957	$ 2,529,576